Condensed Consolidated Statements of Cashflows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (27,888,158)	$ 10,864,149	$ (1,632,421)	$ (14,710,460)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,790,714		888,781
Amortization of right of use assets	1,590,136		22,436
Amortization of right of use assets, related-party	304,349		373,640
Change in fair value of derivative liabilities	(14,264,476)	(300,885)	(300,885)	451,351
Change in derivative liability for authorized shares shortfall		159,633,797	171,343,164	170,319,590
Warrant expense for liquidated damages settlement	7,408,681
Interest and amortization of debt discount	33,265,639	2,157,964	10,198,924	5,139,321
Impairments recognized on property and equipment	176,192		388,877
(Gain) loss on conversion of convertible notes payable	(2,625,378)	880	880	(882)
Gain on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y preferred shares		(173,361,276)
Gain on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	(351,920)		(182,160,381)	(162,109,131)
Gain on forgiveness of debt		(192,521)	(739,710)	(250,000)
Changes in accrued rent due to related party	(107,884)
Share-based compensation		166,855	166,855
Expenses paid directly by non-convertible noteholder on behalf of company		158,371	158,371
Changes in operating assets and liabilities:
Inventories	(336,677)		(381,002)
Accounts receivable	(672,664)
Prepaid expenses	(38,635)	97,132	97,132	(95,157)
Security deposits	994		(2,437)
Accounts payable and accrued expenses	(922,318)	187,022	(609,683)	77,520
Accrued payroll and related expenses	(69,296)	173,243	137,415	140,005
Deferred revenue		25,000
Contract liabilities			25,000
Environmental remediation	(22,207)		(48,810)
Principal payments made on operating lease liabilities	(304,349)		(30,544)
Principal payments made on operating lease liabilities, related-party			(382,815)
Net cash used in operating activities	(2,067,257)	(390,269)	(2,487,213)	(1,037,843)
Cash flows from investing activities:
Purchases of property and equipment - related party	(172,500)
Purchases of property and equipment	(3,511,807)		(218,693)
Cash acquired in acquisition			141,027
Net cash used in investing activities	(3,684,307)		(77,666)
Cash flows from financing activities:
Bank overdrafts				(13,749)
Proceeds from issuance of convertible notes payable			27,585,450	637,000
Repayments of convertible notes payable as part of settlements			(2,503,300)
Proceeds from sale of Series X preferred shares		200,000	200,000	321,000
Proceeds from issuance of non-convertible notes payable	6,162,500	357,053	1,465,053	82,911
Repayments of non-convertible notes payable	(1,788,458)		(5,629,455)	(39,641)
Cash paid in cancelation of common shares and warrants			(26,000)
Redemption of Series X preferred shares for cash			(501,463)
Redemption of Series Y preferred shares for cash			(11,095,942)
Proceeds from advances from related parties			122,865
Proceeds from PPP note payable				50,000
Proceeds from advances		28,991	70,452	3,696
Repayments of advances	(12,000)	(20,178)	(4,165,973)	(3,009)
Cash paid in settlement of debt and warrants		(176,000)
Net cash provided by financing activities	4,362,042	389,866	5,521,687	1,038,208
Net increase in cash	(1,389,522)	(403)	2,956,808	365
Cash, beginning of year	2,958,293	1,485	1,485	1,120
Cash, end of year	1,568,771	1,082	2,958,293	1,485
Supplemental disclosures of cash flow information:
Cash paid during period for interest	198,000	1,600	362,865
Cash paid during period for taxes
Supplemental disclosure of non-cash investing and financing activities:
Common shares issued in business combination		1,314,678	18,414,000
Reclassification of derivative liability to additional paid in capital due to elimination of authorized share shortfall	29,759,766
Increase in right of use assets and operating lease liabilities	2,677,544		430,638
Land purchased with deed of trust notes	1,200,000
Note proceeds for equipment purchases	590,000
Equipment purchases in accounts payable and accrued expenses	311,805
Issuance of common shares previously to be issued	8	1,006	4	124
Amortization of discount on preferred stock		34,798,923	34,798,923
Common shares issued upon conversion of convertible notes and accrued interest	6,897	443	133,002	370,755
Common shares issued upon conversion of Series Z Preferred	475
Deemed dividend for warrant repricing at uplisting	21,115,910
Deemed dividend for price protection trigger in Series Z Preferred at uplisting	7,237,572
Deemed dividend for repricing of certain warrants for liquidated damages waiver	462,556
Reclassify accrued interest to convertible notes payable		93,685		1,049,329
Reduction of derivative liabilities stemming from settlement of convertible notes payable, accrued interest and warrants in exchange for Series Y preferred shares		4,834,911
Reduction of derivative liabilities stemming from settlement of convertible notes payable, accrued interest and cancelation of common shares and warrants for cash		169,815,037
Series Z preferred shares issued as equity kicker for note payable		867,213	867,213
Series Z preferred shares issued as part of settlement agreement		6,530,868	6,530,868
Expenses paid directly by non-convertible noteholder on behalf of company		158,371	158,371
Settlement paid directly by CEO on behalf of company		1,000,000	1,000,000
Settlement payment made directly by CEO on behalf of company		$ 25,000
Reduction of derivative liabilities stemming from settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash			153,155,575
Deemed dividend resulting from redemption of Series Y shares			35,881,134
Nonconvertible notes rolled into convertible notes			5,800,000
Deemed dividend resulting from redemption of Series X shares			3,326,237
Series Y preferred shares issued as settlement for convertible notes payable, accrued interest and warrants			1,314,678	13,095,636
Reclassify accrued interest to convertible notes payable			93,685
Common shares to be issued canceled for no consideration			3,013
Preferred Series C shares contributed back to the Company for no consideration			1
Deemed dividend related to warrant price protection				95,838,488
Amortization of discount on preferred stock				1,074,539
Derivative liability recognized as debt discount on newly issued convertible notes				573,230
Derivative liability recognized as debt discount on newly issued convertible notes				528,076
Convertible note payable issued to CFO with BCF				64,143
Recission of warrants exercised in prior year				$ 6,000